Exhibit 99.1

GM Financial Automobile Leasing Trust 2015-1

3.02% Exchange Note

Class A-1 0.38000% Asset Backed Notes

Class A-2 1.10% Asset Backed Notes

Class A-3 1.53% Asset Backed Notes

Class A-4 1.73% Asset Backed Notes

Class B 2.14% Asset Backed Notes

Class C 2.50% Asset Backed Notes

Class D 3.01% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	04/01/16
End of Period:	04/30/16
Number of days in Interest Period (Actual/360):	30
Number of days in Collection Period:	30
Report Due Date:	05/18/16
Distribution Date:	05/20/16
Transaction Month:	14

2015-1 Designated Pool	Units	Start Date	Closing Date	Original Agg. Securitization Value
	45,265	02/02/2015	03/25/2015	$1,097,016,305

Total	45,265			$1,097,016,305

RECONCILIATION OF 2015-1 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value				{1}	$880,426,684

{2} Reduction in Agg. Securitization Value due to payments			{2}	9,924,148
{3} Reduction in Agg. Securitization Value due to Defaulted Leases			{3}	1,430,923
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases			{4}	7,632,931
{5} Other adjustments			{5}	0
{6} Total change in Agg. Securitization Value				{6}	18,988,002

{7} End of period Aggregate Securitization Value				{7}	$861,438,682

{8} Pool Factor				{8}	78.525604%

RECONCILIATION OF 2015-1 EXCHANGE NOTE
{9} Original Exchange Note Balance				{9}	$1,083,000,000

{10} Beginning of period Exchange Note Balance				{10}	$866,410,379

{11} Exchange Note Principal Payment Amount				{11}	18,988,002

{12} End of period Exchange Note Balance				{12}	$847,422,377

{13} Note Pool Factor				{13}	78.247680%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2	Class A-3	Class A-4
{14} Original Note Balance	{14}	$129,000,000	$329,360,000	$369,360,000	$72,930,000

{15} Beginning of period Note Balance	{15}	$0	$208,857,431	$369,360,000	$72,930,000

{16} Noteholders’ Principal Distributable Amount	{16}	0	18,988,002	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0

{20} End of period Note Balance	{20}	$0	$189,869,429	$369,360,000	$72,930,000

{21} Note Pool Factor	{21}	0.000000%	57.647993%	100.000000%	100.000000%

		Class B	Class C	Class D	TOTAL
{22} Original Note Balance	{22}	$42,240,000	$38,940,000	$30,170,000	$1,012,000,000

{23} Beginning of period Note Balance	{23}	$42,240,000	$38,940,000	$30,170,000	$762,497,431

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0	18,988,002
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0	0
{26} Aggregate Principal Parity Amount	{26}	0	0	0	0
{27} Matured Principal Shortfall	{27}	0	0	0	0

{28} End of period Note Balance	{28}	$42,240,000	$38,940,000	$30,170,000	$743,509,429

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%	73.469311%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance								{30}	$880,426,684

{31} Ending Designated Pool Balance							{31}	861,438,682
{32} Unpaid prior Exchange Note Principal Payment Amount							{32}	0
{33} Sum of {31} + {32}								{33}	861,438,682

{34} Exchange Note Principal Payment Amount {30} - {33}								{34}	$18,988,002

Interest calculation:

	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$866,410,379	$0	3.02%	30	30/360	$2,180,466

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2015-1 Designated Pool Collections (net of Liquidation Proceeds and fees)							{36}	$14,991,751
{37} Net Liquidation Proceeds collected during period							{37}	10,075,466
{38} Investment Earnings							{38}	5,804
{39} Investment Earnings - transferred to Indenture Note Collection Account							{39}	(5,804)
{40} Deposit from Servicer (LKE, Pull Ahead Program)							{40}	0

{41} Total Additions:								{41}	25,067,217

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee							{42}	733,689
{43} To the 2015-1 Exchange Noteholder, the Exchange Note Interest Payment Amount							{43}	2,180,466
{44} To the 2015-1 Exchange Noteholder, the Exchange Note Principal Payment Amount							{44}	18,988,002
{45} To the 2015-1 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)							{45}	0
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool							{46}	3,165,060

{47} Total Distributions:								{47}	$25,067,217

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value						{48}	$880,426,684
{49} Ending Agg. Securitization Value						{49}	861,438,682
{50} Total change in Agg. Securitization Value {48} - {49}							{50}	18,988,002

{51} Indenture Section 5.4 collections following acceleration of the Notes							{51}	0

{52} Principal Distributable Amount {50} + {51}								{52}	18,988,002

{53} Noteholders’ Principal Carryover Amount								{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}								{54}	$18,988,002

Noteholders’ Interest Distributable calculation:

	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	0.38000%	30	Actual days/360	$0
{56}	Class A-2	$208,857,431	0	1.10%	30	30/360	191,453
{57}	Class A-3	$369,360,000	0	1.53%	30	30/360	470,934
{58}	Class A-4	$72,930,000	0	1.73%	30	30/360	105,141
{59}	Class B	$42,240,000	0	2.14%	30	30/360	75,328
{60}	Class C	$38,940,000	0	2.50%	30	30/360	81,125
{61}	Class D	$30,170,000	0	3.01%	30	30/360	75,676

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{62} 2015-1 Exchange Note Collections							{62}	$21,168,468
{63} Investment Earnings							{63}	0
{64} Investment Earnings - transferred from Exchange Note Collection Account							{64}	5,804
{65} Investment Earnings - and amounts released from Reserve Account							{65}	1,140
{66} Optional Purchase Price							{66}	0
{67} Indenture Section 5.4 disposition of Collateral							{67}	0
{68} Reserve Account Withdrawal Amount							{68}	0

{69} Total Available Funds:								{69}	21,175,412

Distributions:
{70} To the Successor Servicer, unpaid transition expenses, pro rata							{70}	0
{71} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata							{71}	417
{72} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata							{72}	208
{73} Class A-1 Noteholders’ Interest Distributable Amount pari passu							{73}	0
{74} Class A-2 Noteholders’ Interest Distributable Amount pari passu							{74}	191,453
{75} Class A-3 Noteholders’ Interest Distributable Amount pari passu							{75}	470,934
{76} Class A-4 Noteholders’ Interest Distributable Amount pari passu							{76}	105,141
{77} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{77}	0
{78} Class B Noteholders’ Interest Distributable Amount							{78}	75,328
{79} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{79}	0
{80} Class C Noteholders’ Interest Distributable Amount							{80}	81,125
{81} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{81}	0
{82} Class D Noteholders’ Interest Distributable Amount							{82}	75,676
{83} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{83}	0
{84} Noteholders’ Principal Distributable Amount							{84}	18,988,002
{85} To the Reserve Account, the Reserve Amount Required Amount							{85}	0
{86} To the Noteholders, the Accelerated Principal Amount (as calculated below)							{86}	0
{87} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata							{87}	0
{88} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata							{88}	0
{89} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata							{89}	0
{90} To the Issuer Trust Certificateholders, the aggregate amount remaining							{90}	1,187,128

{91} Total Distributions:								{91}	$21,175,412

PRINCIPAL PARITY AMOUNT CALCULATION

		(X)	(Y)	(I)	(II)
		Cumulative	Aggregate	Excess of	Total Available Funds	Lesser of
	Class	Note Balance	Securitization Value	(X) - (Y)	in Indenture Collection Account	(I) or (II)
{92}	Class A	$651,147,431	$861,438,682	$0	$20,407,259	$0
{93}	Class B	693,387,431	861,438,682	0	20,331,931	0
{94}	Class C	732,327,431	861,438,682	0	20,250,806	0
{95}	Class D	762,497,431	861,438,682	0	20,175,130	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{96} Excess Total Available Funds							{96}	$1,187,128

{97} Beginning Note Balance					{97}	762,497,431
{98} Principal payments through Indenture Section 8.3 (i) through (xvii)					{98}	18,988,002
{99} Pro-Forma Note Balance						{99}	743,509,429

{100} Ending Aggregate Securitization Value					{100}	861,438,682
{101} 10.75% of Aggregate Securitization Value as of Cutoff Date ($117,929,253)					{101}	117,929,253
{102} Required Pro Forma Note Balance {100} - {101}						{102}	743,509,429

{103} Excess of Pro Forma Balance minus Required Pro Forma Balance {99} - {102}							{103}	0

{104} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance								{104}	$0

OVERCOLLATERALIZATION CALCULATIONS

Exchange Note:
{105} Ending Aggregate Securitization Value							{105}	$861,438,682
{106} End of Period Note Balance							{106}	847,422,377
{107} Overcollateralization							{107}	14,016,305
{108} Overcollateralization %								{108}	1.63%

Asset Backed Notes:
{109} Ending Aggregate Securitization Value							{109}	861,438,682
{110} End of Period Note Balance							{110}	743,509,429
{111} Overcollateralization							{111}	117,929,253
{112} Overcollateralization %								{112}	13.69%

RECONCILIATION OF 2015-1 CASH RESERVE ACCOUNT
{113} Specified Reserve Balance								{113}	$5,485,082

{114} Beginning of Period Reserve Account balance								{114}	$5,485,082
{115} Investment Earnings							{115}	1,140
{116} From the Indenture Collection Account, the Reserve Account Required Amount							{116}	0
{117} To the Indenture Collection Account, the Reserve Account Withdrawal Amount							{117}	0
{118} Total Reserve balance available:								{118}	5,486,222

{119} Specified Reserve Balance								{119}	5,485,082

{120} Release Excess Cash to Indenture Collection Available Funds								{120}	1,140

{121} End of period Reserve Account balance								{121}	$5,485,082

EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

{122} With respect to the Program Documents, I, Ellen Billings, do hereby certify that no Event of Default has occurred.								{122}	Yes
{123} With respect to the Program Documents, I, Ellen Billings, do hereby certify that an Acceleration of Maturity has not occurred.								{123}	Yes

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	May 17, 2016

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